Description of Business, Organization and Significant Concentrations and Risk - VIE Assets and Liabilities, Net Revenues, Net Loss and Cash Flows (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity
Net cash used in investing activities	¥ (19,090,428)	$ (2,925,736)	¥ (36,945,321)	¥ 1,201,735,714
Net cash received from financing activities	6,303,594	$ 966,068	57,566,469	(949,893,989)
ATA Intelligent Learning
Variable Interest Entity
Net cash used in investing activities	(15,000,000)		(77,492,873)	(12,458,500)
Net cash received from financing activities	15,122,000		54,000,000	38,000,000
ATA Intelligent Learning | Eliminations
Variable Interest Entity
Net cash used in investing activities				12,450,000
Net cash received from financing activities	¥ 15,122,000		¥ 54,000,000	¥ 38,000,000
ATA Intelligent Learning | Huanqiuyimeng | Eliminations
Variable Interest Entity
Percentage of equity interest	30.96%	30.96%	30.96%